                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD

                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA

                                                     USAA MUTUAL FUNDS TRUST

                                                     9800 FREDERICKSBURG ROAD

                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2010

 [USAA LOGO]

 USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA WORLD GROWTH FUND
FEBRUARY 28, 2010

                                                                                       (Form N-Q)

48475-0410          2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA World Growth Fund

February 28, 2010 (unaudited)

 Number

 of Shares

 Security

 Market

 Value

 (000)

 COMMON STOCKS (98.5%)

 Consumer Discretionary (13.6%)

 Advertising (2.5%)

 170,890

 Omnicom Group, Inc.

 $

 6,258

 543,387

 WPP plc

 5,004

 11,262

 Apparel & Accessories & Luxury Goods (4.0%)

 417,970

 Burberry Group plc

 3,987

 159,875

 Compagnie Financiere Richemont S.A.

 5,390

 80,720

 LVMH Moet Hennessy Louis Vuitton S.A.

 8,749

 18,126

 Apparel Retail (0.6%)

 69,600

 Abercrombie & Fitch Co. "A"

 2,535

 Casinos & Gaming (0.9%)

 708,645

 Ladbrokes plc

 1,576

 796,020

 William Hill plc

 2,367

 3,943

 Footwear (2.0%)

 134,330

 NIKE, Inc. "B"

 9,081

 Home Improvement Retail (0.5%)

 35,700

 Sherwin-Williams Co.

 2,263

 Motorcycle Manufacturers (0.3%)

 64,790

 Harley-Davidson, Inc.

 1,595

 Movies & Entertainment (2.0%)

 284,700

 Walt Disney Co.

 8,894

 Publishing (0.6%)

 126,900

 Wolters Kluwer N.V.

 2,558

 Specialty Stores (0.2%)

 96,390

 Sally Beauty Holdings, Inc. *

 789

 Total Consumer Discretionary

 61,046

 Consumer Staples (20.8%)

 Brewers (2.8%)

 257,460

 Heineken N.V.

 12,645

 Distillers & Vintners (2.9%)

 536,665

 Diageo plc

 8,707

 56,918

 Pernod Ricard S.A.

 4,288

 12,995

 Drug Retail (1.6%)

 208,800

 Walgreen Co.

 7,358

 1  |  USAA World Growth Fund

 Number

 of Shares

 Security

 Market

 Value

 (000)

 Food Retail (0.8%)

 25,100

 Lawson, Inc.

 $

 1,098

 351,639

 Tesco plc

 2,250

 3,348

 Household Products (4.4%)

 184,300

 Kao Corp.

 4,713

 87,675

 Procter & Gamble Co.

 5,548

 184,070

 Reckitt Benckiser Group plc

 9,678

 19,939

 Packaged Foods & Meat (6.9%)

 80,812

 DANONE S.A.

 4,726

 82,490

 General Mills, Inc.

 5,940

 88,607

 J.M. Smucker Co.

 5,288

 303,271

 Nestle S.A.

 15,090

 31,044

 Personal Products (0.4%)

 30,400

 Beiersdorf AG

 1,864

 Soft Drinks (1.0%)

 67,960

 PepsiCo, Inc.

 4,245

 Total Consumer Staples

 93,438

 Energy (4.5%)

 Integrated Oil & Gas (2.6%)

 55,250

 Chevron Corp.

 3,994

 122,470

 Royal Dutch Shell plc "A"

 3,338

 77,040

 Total S.A.

 4,299

 11,631

 Oil & Gas Equipment & Services (1.0%)

 104,500

 National-Oilwell Varco, Inc.

 4,543

 Oil & Gas Exploration & Production (0.9%)

 528

 INPEX Holdings, Inc.

 3,863

 Total Energy

 20,037

 Financials (12.7%)

 Asset Management & Custody Banks (4.8%)

 306,781

 Bank of New York Mellon Corp.

 8,749

 131,229

 Julius Baer Group Ltd.

 4,083

 197,770

 State Street Corp.

 8,882

 21,714

 Consumer Finance (1.1%)

 106,400

 Aeon Credit Service Co. Ltd.

 1,090

 97,800

 American Express Co.

 3,735

 4,825

 Diversified Banks (2.6%)

 409,408

 Banca Intesa S.p.A. *

 1,440

 65,464

 Erste Bank der Oesterreichischen Sparkassen AG

 2,466

 50,300

 ICICI Bank Ltd. ADR

 1,924

 8,301

 Komercni Banka A.S.

 1,636

 172,339

 Standard Chartered plc (a)

 4,105

 11,571

 Diversified Capital Markets (0.8%)

 268,043

 UBS AG *

 3,695

Portfolio of Investments  |  2

 Number

 of Shares

 Security

 Market

 Value

 (000)

 Investment Banking & Brokerage (0.9%)

 27,500

 Goldman Sachs Group, Inc.

 $

 4,299

 Multi-Line Insurance (0.9%)

 196,010

 AXA S.A.

 3,946

 Reinsurance (0.7%)

 67,058

 Swiss Re

 3,014

 Specialized Finance (0.9%)

 60,400

 Deutsche Boerse AG

 4,201

 Total Financials

 57,265

 Health Care (16.0%)

 Biotechnology (0.3%)

 22,059

 Actelion Ltd. *

 1,124

 Health Care Equipment (5.4%)

 187,750

 Medtronic, Inc.

 8,148

 8,887

 Sonova Holding AG

 1,109

 134,900

 St. Jude Medical, Inc. *

 5,156

 37,980

 Synthes, Inc.

 4,529

 96,570

 Zimmer Holdings, Inc. *

 5,536

 24,478

 Health Care Supplies (1.7%)

 14,240

 Alcon, Inc.

 2,275

 106,800

 DENTSPLY International, Inc.

 3,534

 32,700

 Essilor International SA

 1,972

 7,781

 Life Sciences Tools & Services (2.3%)

 100,160

 Thermo Fisher Scientific, Inc. *

 4,885

 91,110

 Waters Corp. *

 5,435

 10,320

 Pharmaceuticals (6.3%)

 94,350

 Bayer AG

 6,253

 84,050

 Johnson & Johnson

 5,295

 62,230

 Merck KGaA

 4,898

 70,200

 Roche Holdings AG

 11,723

 28,169

 Total Health Care

 71,872

 Industrials (10.6%)

 Aerospace & Defense (0.8%)

 86,200

 Honeywell International, Inc.

 3,462

 Air Freight & Logistics (2.4%)

 211,025

 TNT N.V.

 5,463

 90,590

 United Parcel Service, Inc. "B"

 5,321

 10,784

 Electrical Components & Equipment (3.3%)

 163,630

 Legrand S.A.

 5,123

 58,060

 Rockwell Automation, Inc.

 3,140

 60,965

 Schneider Electric S.A.

 6,511

 14,774

 Industrial Conglomerates (2.7%)

 114,150

 3M Co.

 9,149

 183,998

 Smiths Group plc

 2,915

 12,064

3  |  USAA World Growth Fund

 Number

 of Shares

 Security

 Market

 Value

 (000)

 Railroads (1.4%)

 121,876

 Canadian National Railway Co.

 $

 6,418

 Total Industrials

 47,502

 Information Technology (10.4%)

 Communications Equipment (1.8%)

 329,740

 Cisco Systems, Inc. *

 8,023

 Data Processing & Outsourced Services (0.3%)

 37,310

 DST Systems, Inc. *

 1,434

 Electronic Components (1.5%)

 12,700

 Hirose Electric Co. Ltd.

 1,351

 208,600

 HOYA Corp.

 5,226

 6,577

 IT Consulting & Other Services (1.3%)

 145,290

 Accenture plc "A"

 5,807

 Office Electronics (1.0%)

 112,000

 Canon, Inc.

 4,658

 Semiconductors (2.3%)

 219,440

 Intel Corp.

 4,505

 8,724

 Samsung Electronics Co. Ltd.

 5,596

 10,101

 Systems Software (2.2%)

 404,560

 Oracle Corp.

 9,972

 Total Information Technology

 46,572

 Materials (8.3%)

 Industrial Gases (4.5%)

 51,273

 Air Liquide S.A.

 6,124

 103,800

 Linde AG

 11,687

 31,760

 Praxair, Inc.

 2,386

 20,197

 Paper Products (1.1%)

 335,600

 Svenska Cellulosa AB "B"

 4,961

 Specialty Chemicals (2.7%)

 8,058

 Givaudan S.A.

 6,620

 33,890

 International Flavors & Fragrances, Inc.

 1,427

 77,900

 Shin-Etsu Chemical Co. Ltd.

 4,191

 12,238

 Total Materials

 37,396

 Telecommunication Services (0.6%)

 Integrated Telecommunication Services (0.6%)

 1,344,650

 Singapore Telecommunications Ltd.

 2,918

 Total Telecommunication Services

 2,918

 Utilities (1.0%)

 Multi-Utilities (1.0%)

 125,277

 Gaz de France S.A.

 4,601

 Total Utilities

 4,601

 Total Common Stocks (cost: $408,126)

 442,647

Portfolio of Investments  |  4

 Number of Shares

 Security

 Market

 Value

 (000)

 MONEY MARKET INSTRUMENTS (1.4%)

 MONEY MARKET FUNDS (1.4%)

 6,192,698

 State Street Institutional Liquid Reserve Fund, 0.12% (b)(cost:  $6,193)

 $

 6,193

 SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)

 MONEY MARKET FUNDS (0.4%)

 7

 AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.13%(b)

 —

 2,004,867

 BlackRock Liquidity Funds TempFund Portfolio, 0.10%(b)

 2,005

 Total Money Market Funds

 2,005

 Principal

 Amount

 (000)

 REPURCHASE AGREEMENTS (0.1%)

 $

 500

 Credit Suisse First Boston LLC, 0.11%, acquired on 2/26/2010 and due 3/01/2010 at $500 (collateralized by $515 of U.S. Treasury, 0.13%(c), due 6/3/2010; market value $515)

 500

 Total Repurchase Agreements

 500

 Total Short-term Investments Purchased With Cash Collateral From Securities Loaned   (cost: $2,505)

 2,505

 Total Investments (cost: $416,824)

 $

 451,345

 ($ in 000s)

 VALUATION HIERARCHY

 Assets

 (LEVEL 1)

 Quoted Prices in Active Markets

 for Identical Assets

 (LEVEL 2)

 Other Significant

 Observable Inputs

 (LEVEL 3)

 Significant

 Unobservable Inputs

 Total

 EQUITY SECURITIES:

 COMMON STOCKS

 $

 442,647

 $

 —

 $

 —

 $

 442,647

 MONEY MARKET INSTRUMENTS:

 MONEY MARKET FUNDS

 6,193

 —

 —

 6,193

 SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED:

 MONEY MARKET FUNDS

 2,005

 —

 —

 2,005

 REPURCHASE AGREEMENTS

 —

 500

 —

 500

 Total

 $

 450,845

 $

 500

 $

 —

 $

 451,345

 5  |  USAA World Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

February 28, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not be reflected in the value of the Fund’s foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund’s subadviser, if applicable, will monitor for events that would materially affect the value of the Fund’s foreign securities. The Fund’s subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund’s foreign securities.  If the Manager determines that a particular event would materially affect the value of the Fund’s foreign securities, then the Manager, under valuation procedures approved by the Trust’s Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

6  |  USAA World Growth Fund

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund’s subadviser, if applicable, under valuation procedures approved by the Trust’s Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

7  |  USAA World Growth Fund

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. Lending of portfolio securities - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day’s ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.  The aggregate fair market value of the loaned portion of these securities as of February 28, 2010, was approximately $2,382,000.

E. Subsequent events - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. New accounting pronouncement - In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

G. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2010, were $77,773,000 and $43,252,000, respectively, resulting in net unrealized appreciation of $34,521,000.

Notes to Portfolio of Investments  |  8

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $449,400,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.  Investments in foreign securities were 57% of net assets at February 28, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

 ADR

 American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

 (a)

 The security or a portion thereof was out on loan as of February 28, 2010.

 (b)

 Rate represents the money market fund annualized seven-day yield at February 28, 2010.

 (c)

 Zero-coupon security. Rate represents the effective yield at the date of purchase.

 *

 Non-income-producing security.

9   |  USAA World Growth Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual

Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940

(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA

         --------------------------------------------------------------

         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010

         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the

Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS

         -----------------------------------------------------

         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010

         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.

         -----------------------------------------------------

         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010

         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.